SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent consolidated annual financial statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Company’s financial position as of June 30, 2025 and results of operation and cash flows for the six months ended June 30, 2025 and 2024. Results for the six months ended June 30, 2025 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Principles of consolidation

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Accounting estimates reflected in the Company’s unaudited interim condensed consolidated financial statements include, but are not limited to allowance for financing receivables, allowance for finance lease receivables, fair value of guarantee income, expected credit loss on contingent risk assurance liabilities, impairment of long-lived assets, expected credit loss on receivable for bitcoin collateral and valuation allowance for deferred tax assets. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Revenue recognition

Revenue recognition

The Company’s revenues from continuing operations are derived principally from 1) bitcoin mining income, 2) international automobile trading income, and the all other revenues are included in the discontinued operations.

Under ASC 606, Revenue from Contracts with Customers (“ASC 606”), revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax (“VAT”), as applicable. The Company determines revenue recognition through the following steps:

●	Identify the contract(s) with a customer;
●	Identify the performance obligations in the contract;

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

Bitcoin mining income

The Company enters into a contract with a mining pool operator to provide hash calculation services to the mining pool operator using the Company’s own mining machines. The Company considers the mining pool operator the customer under this type of arrangement and can decide when to start providing services. The Company’s enforceable right to consideration begins when, and continues as long as, the Company provides hash calculation services to the mining pool operator. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such a termination. As such, the duration of a contract is less than a day and the contract continuously renews throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.

In exchange for providing hash calculation service to the mining pool operators, the Company is entitled to non-cash compensation, cryptocurrency, from the mining pool operator, which is a variable consideration based on the mining pool operator’s distribution mechanism, which is Full-Pay-Per-Share (“FPPS”). Under the FPPS distribution mechanism, the mining pool pays block rewards and transaction fees, less mining pool fees. The Company is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operator. For the applicable period presented, the Company participated in Bitcoin mining to generate its mining revenues under the FPPS distribution mechanism.

FPPS Mining Pool

The Company participates in the mining pool that uses the FPPS distribution mechanism. The Company is entitled to compensation once it begins to perform hash calculations for the mining pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending at 23:59:59 UTC on a daily basis. The non-cash consideration that the Company is entitled to for providing hash calculations to the mining pool operator under the FPPS payment mechanism is made up of block rewards and transaction fees less pool operator fees determined as follows:

●	The non-cash consideration referred as the block reward is based on the total blocks expected to be generated on the Bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that the Company provides to the pool operator as a percent of the Bitcoin Network’s implied hash calculations as determined by the network difficulty, multiplied by the total Bitcoin Network block rewards expected to be generated for the same daily period.
●	The non-cash consideration referred as the transaction fees is based on the share of total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the Bitcoin Network during the daily 24-hour period as a percent of the total block rewards the Bitcoin Network actually generated during the same 24-hour period, multiplied by the block rewards the Company earned for the same 24-hour period.
●	The gross non-cash compensation, consisting of the block reward and transaction fees, earned by the Company is reduced by the mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent the Company performs hash calculations and generates revenue in accordance with the pool operator’s payout formula during the same daily period as discussed above.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

International automobile trading income

When providing car trading services, the Company evaluates if it is a principal or an agent in a transaction to determine whether revenues should be recorded on a gross or net basis. The Company acts as a principal in which the Company purchases vehicles from suppliers which are vehicle manufacturers or their first-tier car dealerships and sells the vehicles to customers and records revenue on a gross basis if it obtains control over the specified goods and services before they are transferred to the customers. The revenue generated from sale of vehicles is recognized at a point in time when the control of the vehicles is transferred from the Company to the customers when the vehicles are delivered and their titles are passed on to the customers.

Cost of revenues

Cost of revenues

Cost of revenues consist primarily of cost of mining machines’ depreciation, cost of hosting expenses of mining machines, cost of vehicles associated with international automobile trading business, commissions paid to car dealers who refer borrowers to the Company - discontinued operations, employee compensation costs - discontinued operations, leasing interest expense, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services. Cost of revenues are expensed as incurred when the corresponding services have been provided.

Foreign currency translation and transactions

Foreign currency translation and transactions

In the third quarter of 2025, the Company changed the reporting currency of its consolidated financial statements from Renminbi (“RMB”) to U.S. dollars, reflecting the profile of its revenue and profit after the divestiture of its China assets in May 2025. All comparative numbers are recast in U.S. dollars (“US$”) as if the financial statement originally had been presented in US$ since the earliest periods. In applying the change in reporting currency, all the Company’s financial statements were translated from their functional curency into US$.

The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters (“ASC 830”). The functional currency of the Company, Cango HK and Express Limited is the US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currency, which are all included in the discontinued operations.

The financial statements of subsidiaries and VIEs whose functional currency is RMB are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average exchange rate for the period for income and expense items. Translation adjustments resulting from this process are recorded in accumulated other comprehensive loss, as a component of shareholders’ equity.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Transaction gains and losses are recognized in the unaudited interim condensed consolidated statements of comprehensive income (loss) during the period in which they occur.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and highly liquid investments with original maturities within three months from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

As of June 30, 2025, majority of the Company’s cash and cash equivalents were held by financial institutions located in Hong Kong.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are recognized and carried at the original contract amount which will be invoiced, net of allowances for accounts receivable. The Company maintains an allowance for accounts receivable in accordance with Accounting Standards Update (“ASU”) No. 2016 - 13, Financial instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 326”) and records the allowance as an offset to accounts receivable, and the expected credit losses charged to the allowance is classified as “Provision (net recovery on provision) for credit losses” in the unaudited interim condensed consolidated statements of comprehensive income (loss). Bad debts are written off after all collection efforts have been exhausted.

Bitcoin and receivable for bitcoin collateral, net

Bitcoin and receivable for bitcoin collateral, net

The Company adopts ASC 350-60, Intangibles — Goodwill and Other, (“ASC 350-60”) on January 1, 2024, based on which bitcoin is measured at fair value as of each reporting period.

The receivable for bitcoin collateral represents the bitcoin posted as collateral to the lender who has the rights to, among other activities, lend or re-hypothecate such bitcoin at the sole discretion of the lender and for which the lender has an obligation to return to the Company at maturity of the loan. The receivable is recorded at fair value and changes in fair value are recorded as gain or loss from change in fair value of receivable for bitcoin collateral on the unaudited interim condensed statements of comprehensive income (loss). The receivable for bitcoin collateral is classified as current. The value and activity involving this asset are discussed in detail in Note 5. As all of the Company’s bitcoins are posted to the lender as collateral, the Company does not have any assets associated with bitcoin holdings as of June 30, 2025.

At commencement and throughout the term of the arrangement, the Company considers and accounts for the credit risk associated with the bitcoin receivable collateral in accordance with the principles outlined in ASC 326. The receivable for bitcoin collateral is presented net of any allowance for credit losses.

Allowance for receivable for bitcoin collateral

Allowance for receivable for bitcoin collateral

In estimating the allowance for credit losses, the Company applies the current expected credit loss (“CECL”) model, which requires the measurement of lifetime expected credit losses on the amortized costs of the financial assets.

To estimate the allowance for credit loss of receivable for bitcoin collateral, as the Company has no historical experience with similar assets, the allowance is determined using a combination of industry data, peer analysis, and forward-looking information about economic conditions and the creditworthiness of the counterparty. The Company incorporates relevant qualitative factors, such as the nature of the receivable, the characteristics of the counterparty, and any observable market indicators, to assess the expected collectability of the receivable for bitcoin collateral. The estimation process also includes reasonable and supportable forecasts to account for future economic conditions and any anticipated impact on the receivable.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

Mining machines, net

Mining machines, net

Mining machines are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value of 0% and the estimated useful life of 3 years.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful life of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%

Costs associated with the repair and maintenance of property and equipment are expensed as incurred. Depreciation is recorded starting at the time when assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment (“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was US$9,206 and US$7,716 for the six months ended June 30, 2024 and 2025, respectively.

Income taxes

Income taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive (loss) income. As of June 30, 2025, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Segment information

Segment information

An operating segment is a component of a public entity that has all of the following characteristics:

a.	It engages in business activities from which it may recognize revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same public entity).
b.	Its operating results are regularly reviewed by the public entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.
c.	Its discrete financial information is available.

For the six months ended on June 30, 2025, following the commencement of the bitcoin mining business and the disposal of PRC businesses, the CODM began to evaluate the performance of the overall business based on two reportable segments: (i) Bitcoin Mining Business and (ii) International Automobile Trading Business. The Company now reports segment financial information in alignment with this change in how the CODM assesses performance and allocates resources.

As the Company operated as a single segment for periods including and prior to the three months ended on March 31, 2025, reference should be made to the unaudited interim condensed for profit and loss and asset information for those periods. Additionally, segment disclosures for these prior periods provide further details related to the Company’s operations.

CODM evaluates the operating results based on the amount of income before income taxes of each reportable segment. This financial metric is used to perform analytical comparisons between periods and to monitor budget-to-actual variances on a periodic basis in order to assess performance and allocate resources.

The following table summarizes key financial information of income by segment from continuing operations for the six months ended June 30, 2025:

	For the six months ended June 30, 2025
	Bitcoin	International Automobile Trading
	Mining Business	Business	Total
Revenues	282,269,981	1,720,650	283,990,631
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	223,818,193	1,629,792	225,447,985
Cost of revenue (depreciation)	43,194,326	—	43,194,326
Provision for credit losses	1,209,459	—	1,209,459
Impairment loss from mining machines	256,856,570	—	256,856,570
Loss from change in fair value of receivable for bitcoin collateral	(51,715,376)	—	(51,715,376)
Interest expenses	3,363,606	—	3,363,606
Reportable segment income (loss) before income taxes	(194,456,797)	90,858	(194,365,939)
Reconciliations to income (loss) before income tax
General and administrative expense – staff cost			5,143,519
General and administrative expense – others			7,871,237
Interest income			(991,173)
Foreign exchange gain, net			7,988
Other income and expense, net			(148,898)
Net loss before income taxes from continuing operations			(206,248,612)

The following table summarizes key financial information of asset by segment as of June 30, 2025:

	As of June 30, 2025
	Bitcoin	International Automobile Trading
	Mining Business	Business	Total
Segment assets:
Current assets
Accounts receivable, net	2,193,224	—	2,193,224
Prepayments and other current assets, net	224,945,238	1,227,324	226,172,562
Receivable for bitcoin collateral, net	416,733,018	—	416,733,018
Non-current assets
Mining machines, net	357,168,857	—	357,168,857
Total segment assets from continuing operations	1,001,040,337	1,227,324	1,002,267,661

Reconciliations to total assets
Cash and cash equivalents			117,792,694
Deferred tax assets			2,269,174
Total assets from continuing operations			1,122,329,529

Disaggregated revenue data by geographic area in terms of customers’ locations is as follows:

	For the six months ended June 30, 2025
	Bitcoin	International Automobile trading
	Mining Business	Business	Total
British Virgin Islands	282,269,981	—	282,269,981
Others	—	1,720,650	1,720,650
Total	282,269,981	1,720,650	283,990,631

There were no significant revenue or expenses from continuing operations for the six months ended June 30, 2024.

Selected assets of mining machines, property and equipment and operating lease right-of-use assets by geographic area are as follows:

	As of June 30, 2025
	Bitcoin
	Mining Business	Total
Asia	38,181,277	38,181,277
North America	223,157,381	223,157,381
Africa	78,273,932	78,273,932
Others	17,556,267	17,556,267
Total	357,168,857	357,168,857

	As of December 31, 2024
	Bitcoin	Reconciled
	Mining Business	items	Total
Asia	37,289,109	249,841	37,538,950
North America	92,809,899	—	92,809,899
Africa	90,541,946	—	90,541,946
Others	22,165,759	—	22,165,759
Total	242,806,713	249,841	243,056,554

Discontinued Operations

Discontinued Operations

On May 27, 2025, the Company finalized the divestment of all its business related to loan facilitations, aftermarket services, financing leasing services, domestic automotible trading and related services in the PRC (the “PRC Business”), a strategic transaction valued at approximately US$351.94 million in cash with Ursalpha Digital Limited. The sale repositions the Company to be focus on its bitcoin mining operations and international automobile trading. Thereafter, the Company no longer retains any interests in the VIEs following the disposal of PRC business. The disposal represents a strategic shift and has a major effect on the financial statements, so it is presented as a discontinued operation.

The following table represents the summary of assets and liabilities disposed on May 27, 2025, and related loss resulting from the transaction:

May 27, 2025
Consideration	351,941,519
Current assets of discontinued operations	375,714,681
Non-current assets of discontinued operations	73,787,748
Total assets of discontinued operations	449,502,429
Current liabilities of discontinued operations	12,919,408
Non-current liabilities of discontinued operations	6,261,781
Total liabilities of discontinued operations	19,181,189
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(32,646,978)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(155,297,039)
Loss from discontinued operations from January 1, 2025 to May 27, 2025	(7,171,979)
Net loss from discontinued operations from January 1, 2025 to May 27, 2025	(162,469,018)

Assets and liabilities of discontinued operations were as follows as of December 31, 2024:

As of December 31, 2024
ASSETS
Current assets
Cash and cash equivalents	86,247,191
Restricted cash - current – others	1,481,477
Short-term investments	128,618,388
Accounts receivable, net	1,497,641
Finance lease receivables	2,833,899
Financing receivables	778,855
Short-term contract asset, net	4,619,614
Prepayments and other current assets, net	4,036,337
Total current assets of discontinued operations	230,113,402
Non-current assets
Restricted cash - non-current	39,377,146
Property and equipment, net	843,464
Intangible assets	6,497,283
Long-term contract asset	2,404,483
Finance lease receivables	1,275,359
Operating lease right-of-use assets	5,403,686
Other non-current assets	555,784
Total non-current assets of discontinued operations	56,357,205
TOTAL ASSETS OF DISCONTINUED OPERATIONS	286,470,607
LIABILITIES
Current liabilities:
Short-term lease liabilities	903,762
Accrued expenses and other current liabilities	13,723,267
Deferred guarantee income	1,614,910
Contingent risk assurance liabilities	4,273,071
Income tax payable	2,357
Total current liabilities of discontinued operations	20,517,367
Non-current liabilities:
Deferred tax liability	1,469,199
Long-term lease liabilities	5,075,071
Other non-current liabilities	2,619
Total non-current liabilities of discontinued operations	6,546,889
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	27,064,256

Operating results from discontinued operations included in the Company’s unaudited interim condensed consolidated statements of comprehensive income (loss) were as follows for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2024	2025
Revenues	15,150,985	1,143,723
Operating cost and expenses
Cost of revenue	7,690,781	2,350,868
Sales and marketing	1,042,389	89,138
General and administrative	7,450,761	4,328,419
Research and development	383,074	44,729
Net gain on contingent risk assurance liabilities	(3,497,158)	(1,073,370)
Net recovery on provision for credit losses	(17,894,343)	(2,366,384)
Total operating cost and expenses	(4,824,496)	3,373,400
Interest income	2,670,673	597,333
Net gain on equity securities	689,034	—
Foreign exchange gain (loss), net	68,281	(74,202)
Other income	583,226	1,762,390
Other expenses	(253,959)	(7,228,461)
Income (loss) from discontinued operations before tax	23,732,736	(7,172,617)
Income tax expenses (benefits)	(607,490)	638
Income (loss) from discontinued operations after tax	23,125,246	(7,171,979)

Net cash provided by (used in) discontinued operating activities	14,882,072	(14,407,658)
Net cash used in discontinued investing activities	(255,424,463)	(54,180,371)
Net cash used in discontinued financing activities	(5,406,024)	—

Cash flows in respect of the disposal were as follows:

For the six month ended June 30, 2025
US$
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	210,638,598
Proceeds from the disposal of subsidiaries, net of cash disposed	149,530,056

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive (loss) income includes net income, foreign currency translation adjustments and unrealized (losses) gain on available-for-sale securities and is presented in the unaudited interim condensed consolidated statements of comprehensive income (loss).

Fair value measurements

Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, short-term investment, finance lease receivables, financing receivables, receivable for bitcoin collateral, other current assets, short-term and long-term debts, accrued expenses and other liabilities. The net carrying amounts of these financial instruments, except for short-term equity securities, receivable for bitcoin collateral, non-current portion of restricted cash, non-current finance lease receivables and long-term debts, approximate their fair values because of their generally short maturities. The short-term equity security is valued based on broker quotes and the receivable for bitcoin collateral is carried at fair value based on the primary market price of the underlying bitcoins. The net carrying amount of non-current portion of restricted cash, financing receivables, non-current finance lease receivables and long-term debts approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”).

The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. In addition, the Company recognizes one-off compensation costs for the award which could be vested immediately upon grant on the grant date. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based options granted to employees.

Earnings (losses) per share

Earnings (losses) per share

The Company computes earnings (losses) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings (losses) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation.

Diluted earnings (losses) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and restricted shares subject to forfeiture. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings (losses) per share by application of the treasury stock method. The computation of the diluted earnings (losses) per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings (losses) per Class B ordinary share does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings (losses) per Class A ordinary share, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings (losses) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Significant risks and uncertainties

Significant risks and uncertainties

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, financing receivables - discontinued, finance lease receivables - discontinued, accounts receivable and receivable for bitcoin collateral.

The Company places its cash and cash equivalents, and restricted cash and short-term investments, with reputable financial institutions which have high-credit ratings. There has been no recent history of default related to these financial institutions.

The Company manages credit risk of receivable for bitcoin collateral through credit assessment of the counterparty lender and daily supervision and reconciliation of the asset status of the designated crypto wallets.

Concentration of source of revenue

For the six months ended June 30, 2025, one bitcoin mining customer contributed approximately 99% of total revenue.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps, including using derivative financial instruments to economically manage its interest rate exposures on its interest-bearing assets and liabilities. For the Company’s hashrate financing loan, the interest rate caps at 10% p.a. The Company has not been exposed to material risks due to changes in market interest rates.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in bitcoin value; changes in energy cost of mining machines; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with asset quality and credit assessment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New accounting standards which have not yet been adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments are effective for public business entities for annual periods beginning after 15 December 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after 15 December 2025. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 enhances transparency in financial reporting by requiring public business entities (PBEs) to disclose more detailed information about specific natural expense categories included in their income statement captions. And on January 6, 2025, the FASB issued ASU 2025-01 to clarifies that all public business entities must adopt the guidance in ASU 2024-03 for: Annual reporting periods beginning after December 15, 2026 and Interim reporting periods within annual periods beginning after December 15, 2027. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.